Note 18 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Line Items]
Schedule of Weighted Average Number of Shares [Table Text Block]

	Year Ended	Year Ended	Four Months Ended
(in millions of shares)	December 31, 2015	December 31, 2014	December 31, 2013
Unvested share-based awards	0.2	0.1	0.2
Warrants to purchase common shares	0.3	1.5	1.7
Total	0.5	1.6	1.9

Employee Stock Option [Member]
Earnings Per Share [Line Items]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Predecessor
Eight Months Ended
(in millions of shares)	August 31, 2013
Employee stock options	7.0
Detachable warrants to purchase common shares	40.0
Total	47.0